Supplemental cash flow information - Summary of Interest and Dividends (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Interest Received [Abstract]
— Financial services revenue	¥ 224,137	¥ 208,170	¥ 198,310
— Financial income	20,872	6,988	8,409
Dividends Received [Abstract]
— Financial services revenue	23,409	27,075	19,299
— Financial income	3,488	2,800	1,559
Interest Paid [Abstract]
— Financial services expenses	27,352	6,607	9,659
— Financial expenses	¥ 11,663	¥ 8,843	¥ 8,172